Submission	Oct. 09, 2026
Submission [Line Items]
Central Index Key	0000077476
Registrant Name	PEPSICO INC
Registration File Number	333-277003
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES